provisions (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
provisions reconciliation
Balance at beginning of period	CAD 519	CAD 630
Additions	181	199
Use	(121)	(245)
Reversal	(70)	(12)
Interest effect	60	(43)
Foreign exchange effects	1	(10)
Balance at end of period	570	519
Current			CAD 78	CAD 124
Non-current			492	395
Total	519	630	570	519
Share-based compensation netted from employee-related additions	128	181
Asset retirement obligation
provisions reconciliation
Balance at beginning of period	339	377
Additions	13	15
Use	(6)	(9)
Reversal	(53)
Interest effect	58	(44)
Balance at end of period	351	339
Current			6	11
Non-current			345	328
Total	339	377	351	339
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	47	(55)
Employee related
provisions reconciliation
Balance at beginning of period	77	109
Additions	39	113
Use	(75)	(141)
Reversal	(5)	(4)
Balance at end of period	36	77
Current			35	76
Non-current			1	1
Total	77	109	36	77
Share-based compensation netted from employee-related additions	(7)	4
Written put options
provisions reconciliation
Balance at beginning of period		46
Additions	71	17
Use		(54)
Reversal	(11)
Interest effect	2	1
Foreign exchange effects	1	(10)
Balance at end of period	63
Non-current			63
Total	63	46	63
Other
provisions reconciliation
Balance at beginning of period	103	98
Additions	58	54
Use	(40)	(41)
Reversal	(1)	(8)
Balance at end of period	120	103
Current			37	37
Non-current			83	66
Total	CAD 103	CAD 98	CAD 120	CAD 103